Trade and Other Receivables and Prepayments (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Trade and Other Receivables and Prepayments

	As of December 31,
	2016	2017	2017
	RMB’000	RMB’000	US$’000
Trade receivables	438,751	587,510	90,299
Prepayments to raw material suppliers	123,765	206,179	31,689
Receivables from sales of scrap materials	77,496	62,996	9,682
Value-added tax and other taxes receivable	48,698	37,290	5,731
Income tax recoverable	5,069	4,138	636
Other receivables	2,077	2,049	315

	695,856	900,162	138,352

Aged Analysis of Trade Receivables

	As of December 31,
	2016	2017	2017
	RMB’000	RMB’000	US$’000

0 - 30 days	250,559	272,156	41,830
31 - 60 days	143,347	205,571	31,596
61 - 90 days	44,845	109,783	16,873

	438,751	587,510	90,299

Ageing Analysis of Trade Receivables That are Neither Individually nor Collectively Considered to be Impaired

The aging analysis of trade receivables that are neither individually nor collectively considered to be impaired are as follows:

	As of December 31,
	2016	2017	2017
	RMB’000	RMB’000	US$’000
Neither past due nor impaired	438,751	587,510	90,299

Past due but not impaired
Less than 1 month past due	—	—	—
1 to 3 months past due	—	—	—

	438,751	587,510	90,299

Trade Receivables Denominated in Currency other than the Functional Currency	Trade receivables denominated in currency other than the functional currency of the relevant group entities are set out below:

	2016	2017	2017
	RMB’000	RMB’000	US$’000

US$	30,600	33,423	5,137